Inventories - Schedule of Cost of Inventories Recognized as Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Inventories Recognized as Expense [Abstract]
Cost of goods sold	$ 25,979,708	$ 8,766,733	$ 7,266,283
Cost of services	11,386,099	11,209,416	6,805,619
cost of inventories	$ 37,365,807	$ 19,976,149	$ 14,071,902